Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHE CURRENT ASSETS

NOTE 7: PREPAID EXPENSES AND OTHE CURRENT ASSETS

Composition:

	December 31,
	2021	2020
	U.S. dollars in thousands

Government authorities (*)	16	13
Prepaid expenses	94	66

	110	79

(*)	The government authorities are monetary items, which are denominated or linked is NIS.

The carrying amount of government authorities is a reasonable approximation of the fair value because the effect of discounting is immaterial.